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STEPHANIE CAPISTRON stephanie.capistron@dechert.com +1 617 728 7127 Direct +1 617 275 8364 Fax

March 21, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Goldman Sachs ETF Trust II (File Nos. 811-23757 and 333-261420)

Ladies and Gentlemen:

Enclosed for filing on behalf of Goldman Sachs ETF Trust II (the “Trust”), a newly-organized open-end management investment company, is Pre-Effective Amendment No. 1 to the Trust’s registration statement under the Securities Act of 1933, as amended and Amendment No. 1 to the Trust’s registration statement under the Investment Company Act of 1940, as amended on Form N-1A (the “Registration Statement”). This filing is being made for the purposes of (i) filing certain required exhibits; (ii) incorporating comments received from the Securities and Exchange Commission staff in connection with its review of the registration statement; and (iii) making certain other changes to the Prospectus and Statement of Additional Information for the Trust.

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 728-7127.

Sincerely,

/s/ Stephanie Capistron
Stephanie Capistron